Equity-Accounted Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	52.00%	52.00%
Carrying value of guarantee liability	$ 0.4		$ 0.5
Secured debt | US Dollar Denominated Term Loans Maturing in December 2023 | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Amount of new debt facility		$ 306.5